Shane Daly

Lead Director and Associate General Counsel

Writer’s Direct Number: (212) 314-3912

May 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Equitable Financial Life Insurance Company of America

Equitable America Variable Account L (“Registrant”)

MONY Custom Equity Master

Filing Pursuant to Rule 497(j) for

File No. 333-56969; 811-04234

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, the Registrant hereby certifies that:

(1)         The form of prospectus and statement of additional information that would have been filed under Rule 497(c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

(2)         The text of the most recent amendment has been filed with the Securities and Exchange Commission Electronically.

Please do not hesitate to call me at (212) 314-3912 if you have any questions.

Sincerely,

/s/ Shane Daly
Shane Daly